RODRIGUEZ & ASSOCIATES
Raul N. Rodriguez, Esq.
Sara Mares, Paralegal
1011 Pennsylvania St., Unit B
Denver, Colorado 80203

Telephone: (303) 861-1797	Facsimile: (303) 861-1995 E-mail address: raulnr@msn.com

August 3, 2009

Division of Corporation Finance
Securities and Exchange Commission
100 F St., NE
Washington, DC 20549

Attention: John P. Lucas

Re:	Grant Hartford Corporation Amendment 3 to Registration Statement on Form S-1 Filed December 22, 2008 File No. 333-155507

Ladies/Gentlemen:

          In connection with the Grant Hartford Corporation (the "Company", "we", "our") Registration Statement on Form S-1, the Company submits the following response to your Comment Letter dated July 2, 2009.

          To facilitate your review of this Amendment, the Company will respond to each of the numbered Comments set forth in your letter dated July 2, 2009. The Company is enclosing a lined copy of the Amended Form S-1 on which the Company has made changes pursuant to your Comment Letter and each change is noted by the corresponding Comment it addresses.

The Company will comply with the reporting requirements of the Exchange Act of 1934. The Company is submitting a substantive and fully responsive amendment to the Commission's letter dated July 2, 2009.

General

Comment No. 1:

We note your response number 3. However, you do not appear to address that part of the comment regarding how the material terms were negotiated and the basis for those terms. Given that these do not appear to have been arm's length transactions, address how these terms were determined.

Response to Comment No. 1

The following language has been inserted into the section "Material Terms of Related Party Agreements" on page 33 of the Amended Form S-1.

The parties determined the material terms of the Option Agreement during the 25 day contemplative period, beginning on February 25, 2007 and ending on March 22, 2007, and by relying upon several factors, including but not limited to, the presence of extensive historical data of the mineral property, such as the "Garnet Project Summary" by Eric Stimson, of Pegasus Gold Corporation and the "Mineral Property Valuation" by John C. Brower, PhD, as well as a prior option agreement with respect to the mining property and claims made by the Pegasus Gold Corp.

(Provided Supplementary)

Eric Sauve and Aaron Charlton initially met at an Investment Banking Conference in Las Vegas, Nevada, on February 25, 2007. On their initial meeting, they began discussing the mining property and claims held by Commonwealth Resources, L.L.C. At this time, the two individuals began to formulate the beginnings of a working relationship between a startup mining company, of which Eric Sauve had been contemplating for a period of time, and the mining property and mining claims held by Aaron Charlton through Commonwealth Resources, L.L.C. A short time following their initial meeting and continued conversations, Eric Sauve took an independent due diligence trip to the mineral property to assess the validity of Aaron Charlton's assessments. Thus, there was a twenty-five (25) day contemplative period, in which the parties negotiated the general terms which became the basis for the Grant Hartford Option Agreement ("Option Agreement"). The meetings and the subsequent discussions were at arm's length. The parties subsequently entered into the Letter of Intent on March 22, 2007.

The material terms of the Option Agreement were determined pursuant to the reliance upon several factors, including but not limited to, the presence of extensive historical data of the mineral property, such as the "Garnet Project Summary" by Eric Stimson, of Pegasus Gold Corporation and the "Mineral Property Valuation" by John C. Brower, PhD, and a previous option agreement to the mining property and the claims with Pegasus Gold Corporation ("Pegasus"). Similar to this agreement, the Option Agreement included an annual option payment, which the parties determined to be set at a much lower price than Pegasus had paid because of Grant Hartford's status as a startup company and its inability to afford a higher option payment. In consideration for Commonwealth Resources, L.L.C.'s agreement to this lower option payment, the parties agreed to issue Commonwealth Resources, L.L.C. a controlling interest in Grant Hartford Corporation.

Prospectus Summary, page 1

Comment No. 2.

For each exempt offering you have conducted, provide the disclosure required by Item 701 of Regulation S-K. In this regard, we note the transactions listed here and on page 18.

Response to Comment No. 2.

The "Exempt Offering" sections on page 3 of the Amended Form S-1 have been replaced with the following language.

2007 Exempt Offering

On March 23, 2007, we completed our first exempt offering pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company issued 280,000 shares of the Company's no par value common stock to two (2) accredited investors at a purchase price of $0.125 per share, for an aggregate price of $35,000.

2007 Exempt Offering

On October 31, 2007, we completed a second exempt offering pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company issued 793,900 shares of the Company's no par value common stock to 45 accredited investors at a purchase price of $0.50 per share, for an aggregate price of $396,950.

2008 Exempt Offering

On May 31, 2008, we completed a third exempt offering pursuant to Section 4(2) of the Securities Act of 1933, as amended. The Company issued 236,295 shares of the Company's no par value common stock to 11 accredited investors at a purchase price of $0.80 per share, for an aggregate price of $189,036.

Risk Factors, page 5

Common ownership of GHC and Commonwealth Resources, L.L.C., page 7

Comment No. 3

Revise this risk factor to remove all language that attempts to qualify the risk disclosed. You may offer qualifying explanations in an appropriate section, such as "Material Terms of Related Party Agreements" or Management's Discussion and Analysis. This comment also applies to your amended disclosure in Risk Factor 27 on page 14, beginning with, "We do not anticipate any conflicts of interest." In addition, disclose that Mr. Charlton is the managing member of Commonwealth Resources, L.L.C.

Response to Comment No. 3

Any language attempting to qualify the risks disclosed have been removed from Risk Factor 6: Common ownership of GHC and Commonwealth Resources, L.L.C., on page 7 of the Amended Form S-1 and Risk Factor 27: Voting Control by Commonwealth Resources, L.L.C., on page 14 of the Amended Form S-1. In addition, we have disclosed Aaron Charlton's position as Managing Member of Commonwealth Resources, L.L.C. in Risk Factor 6, on page 7. The Risk Factors mentioned above now read as follows:

6:      Common ownership of GHC and Commonwealth Resources, L.L.C.

Our sole material asset is the option to the Garnet Mining Claims, which claims are owned, or optioned by Commonwealth Resources, L.L.C. The Optionor, Commonwealth Resources, L.L.C. is owned in part by Mr. Eric Sauve, who is the President, CEO, CFO and Director of the Grant Hartford Corporation. In addition, Mr. Aaron Charlton, who is a Senior Consultant to the Company and a related party, is likewise a majority owner and the Managing Member of Commonwealth Resources, L.L.C. Mr. Charlton negotiated in good faith on behalf of and for the best interest of Commonwealth Resources L.L.C. and Mr. Eric Sauve negotiated on behalf of and in good faith and at arm's length for the best interest of Grant Hartford Corporation. The negotiations concluded in a Letter of Intent which was signed on March 22, 2007. The Option Agreement became effective on June 15, 2007. At the time the Option Agreement became effective Eric Sauve was not a Membership owner of Commonwealth Resources L.L.C. and did not become a member until August 31, 2007.

We, at this point, have not voluntarily implemented various corporate governance measures, in the absence of which, stockholders may have more limited protections against interested director transactions, conflicts of interest and similar matters. In the interim, or until such time as we adopt more definitive conflict of interest and ethics rules, which will include the rules set forth in the Sarbanes-Oxley Act of 2002, Federal legislation, any future potential conflicts will be governed by the independent members of the Board of Directors. However, any conflict of interest with our President, CEO, CFO, Directors and our Senior Consultant, could result in a loss of confidence by our shareholders or potential investors and could result in a disruption to the business, have an adverse and detrimental effect on our Company and the existing shareholders.

27:      Voting Control by Commonwealth Resources, LLC.

Commonwealth Resources, LLC., owns, collectively, approximately 74.24%, or 16,688,302 shares of our total beneficially owned common stock. Commonwealth Resources, L.L.C. is comprised of four interest holders, which together beneficially own the 16,688,302 shares of our Company's outstanding common stock. The interest holders and their beneficially owned shares are as follows: Eric Sauve, 1,832,830 shares; Aaron Charlton, 9,440,566 shares; Kim Charlton-Benson, 1,832,830 shares; and Rodney

Haynes, 3,582,076 shares. Accordingly, these stockholders, as a group, will be able to control, among other things, the outcome of stockholders votes, including the election of directors, adoption of amendments to our Bylaws and Articles of Incorporation and approval of significant corporate transactions such as mergers and acquisitions.

Mr. Eric Sauve is the President, CEO, CFO and Director of our Company. Mr. Aaron Charlton is our Senior Consultant, who supervises the drilling program, deals with contractors and is the Company's liaison with the BLM, state and local agencies. Any conflicts of interest could delay the implementation of our business plan, which could have an adverse and detrimental effect on our business and shareholders.

Previous Issuance and Offerings of Our Common Shares, page 19

Comment No. 4

We note your response to prior comment 17. Here and on pages 29 and F-8, clarify whether the 14,000,000 issued to Commonwealth Resources, L.L.C. on June 15, 2007 were valued at $1 per share or a total consideration of $1. If it was the latter, indicate the percentage of outstanding shares that issuance represented at the time of issuance. In addition, clarify the related disclosure regarding the additional 5,000,000 shares issued on January 24, 2008.

Response to Comment No. 4

Pursuant to the Commission's Comment 17 below, we have incorporated the more readily determinable fair market value and deleted any reference to the shares being valued at a total consideration of $1 and other good and valuable consideration. We have added language stating the percentage of outstanding shares that the issuances represented at the time of issuance in the section entitled, "Previous Issuance and Offerings of Our Common Shares" on page 19. The new sections read as follows:

On March 22, 2007, we signed a Letter of Intent with Commonwealth Resources, L.L.C. to issue 14,000,000 shares of the Company's no par value common stock and 5,000,000 shares of the Company's preferred stock. On June 15, 2007, pursuant to the terms of the Grant Hartford Option Agreement regarding the Garnet Mineral property, we issued 14,000,000 of the Company's no par value common shares at $0.125 per share, for a total consideration valued at $1,750,000. The shares were issued pursuant to an exempted transaction. At the time of issuance, the 14,000,000 shares of the Company's no par value common stock represented 91.6% of the Company's issued and outstanding common stock.

On January 24, 2008 the Company amended its Option Agreement with Commonwealth Resources L.L.C., wherein the Company issued 5,000,000 common shares at no par value in exchange for the 5,000,000 preferred shares as originally contemplated in the Option Agreement. The shares were issued pursuant to an exempt transaction. The issuance of the 5,000,000 shares of the Company's no par value common stock completed the transaction that began pursuant to the initial issuance of the 14,000,000 shares of the Company's no par value common stock on June 15, 2007. Thus, the total sum of 19,000,000 shares of the Company's no par value common stock were issued at $0.125 per share for a total combined consideration of $2,375,000. At the time of final issuance, the combined 19,000,000 shares of the Company's no par value common stock represented 89.6% of the Company's issued and outstanding common stock.

We have made similar changes and additions to the narrative found on page 30 of the Amended Form S-1 as follows:

Dilution, page 20

Comment No. 5.

By footnote or another separate and clear manner, indicate the amount of immediate dilution from the public offering price of $0.80 per share that will be absorbed by purchasers in your proposed offering.

Response to Comment No. 5.

The requested information has been inserted in the "Dilution" section on page 20, and the table now appears as follows:

Distribution	Book Value Per Share Before Distribution	Book Value Per Share After Distribution	Cash Invested	Share Increase Attributed To Cash Invested	Dilution Cost Per Share
Founder's shares: 1,135,000	$0.000	$0.001	$1,135	$0.001	$0.000
Offering: 280,000	$0.001	$0.125	$35,000	$0.025	$0.100
Option agreement: 14,000,000	$0.125	$0.125	$0	$0.000	$0.110
Offering: 793,900	$0.125	$0.500	$396,950	$0.025	$0.475
Retainer agreement: 5,000	$0.500	$0.500	$2,500	$0.000	$0.500
Option agreement: 5,000,000	$0.500	$0.500	$0	$0.000	$0.118
Offering: 236,295	$0.500	$0.800	$189,036	$0.010	$0.790
TOTAL: 21,450,195			$624,621

Warrants: 200,000 exercisable at $1.50	$0.800	$1.500	$300,000	$0.400	$1.46
Warrants: 593,900 exercisable at $1.50	$0.800	$1.50	$890,850	$0.040	$1.46
Warrants: 236,295 exercisable at $2.00	$1.50	$2.000	$472,590	$0.020	$1.98

Management's Discussion and Analysis, page 21

Comment No. 6.

Revise this section in light of the updated financial statements provided in your next amendment. For example, we note your statements on page 21 of drilling operations to be performed in the first and second quarters of 2009, which have passed.

Response to Comment No. 6.

We have updated the "Management Discussion and Analysis" Section on page 22 of the Amended Form S-1 to reflect the passage of the first and second quarters of 2009. The updated language states as follows:

In 2008 we completed a 54 hole reverse circulation drilling program. We are currently analyzing the data from the 2008 drilling program and are conducting mine engineering, feasibility studies, and mill engineering. We began our 2009 drilling program in May of 2009 and expect to continue drilling into the fourth quarter of 2009. Pending the outcome of mine engineering, mill engineering and feasibility studies, we expect to begin mining proven/probable gold reserves in the third quarter of 2009, and we further expect to begin construction of an onsite mill for processing of the proven/probable gold reserves in the third quarter of 2009, subject to further financing.

Executive Summary, page 21

Comment No. 7.

Clarify that you acquired the option to purchase the mineral rights from a related party controlled by your officers, directors, consultants, and employees.

Response to Comment No. 7.

We have added clarifying language stating that GHC acquired the option to purchase the mineral rights from a related party controlled by GHC's officers, directors, Senior Consultant, and employees to the "Executive Summary" section of the Amended Form S-1 on page 22. The clarifying language states as follows:

Our Company is a mineral exploration, development and production company; that is currently in the exploration stage of historically designated mineralized material on the Garnet Mineral Property, located in Missoula, Montana. We have acquired an exclusive option to purchase the mineral rights to 23 patented mineral claims and 122 unpatented mineral claims located within the Garnet Mining District of Granite County, Montana from Commonwealth Resources, L.L.C. Commonwealth Resources, L.L.C., is owned by Aaron Charlton, Creative Financial P.S. Plan, Kim Charlton-Benson and Eric Sauve. Mr.

Eric Sauve is our president, CEO, CFO, and Director. Mr. Aaron Charlton is our Senior Consultant. Messrs. Charlton and Sauve are two of the Company's five full time employees. Aaron Charlton and Eric Sauve are related parties to our Company, Grant Hartford Corporation. The owner of record of 121 unpatented claims is Commonwealth Resources, L.L.C.

Operating Loss, page 23

Comment No. 8.

We note your statement that the increase in operating expenses is 2009 is attributable to fulfilling the terms of the employment agreements with your various officers and consultants. Disclose that Mr. Sauve's and Mr. Charlton's salaries automatically tripled after one year under the terms of their employment agreements, and that they were also awarded additional 6% annual raises. In addition, disclose whether the $233,037 of accounts payable to related parties is related to the letters of Messrs. Sauve and Charlton dated December 31, 2008, filed as Exhibits 10.28 and 10.29, and if so, disclose the fact that this is accrued salary.

Response to Comment No. 8.

The "Operating Loss" section on page 24 of the Amended Form S-1 has been amended as follows:

As at the financial period ended December 31, 2008, we incurred a net loss of ($971,066). This net operating loss was a result of financial conference fees of $14,500, management fees of $269,500, which include Aaron Charlton's and Eric Sauve's salaries increasing from $5,000 per month to $15,000 per month on June 30, 2008, general and administrative costs of $134,490, professional fees of $96,748, geological and property expenses of $385,106, interest expense of $9,467 and surface access lease payments of $61,225. We anticipate our operating expenses will increase in 2009 to $868,000. The increase will be attributable to fulfilling the terms of employment agreements with the Company's President Eric Sauve, the Company's Senior Consultant Aaron Charlton in which their salaries increase from $5,000 to $15,000 on June 30, 2008 and both parties receive a six percent (6%) raise on June 30, 2009, and the additional contracts for the Company's Vice President of Corporate Finance, B.J. Ambrose, the Company's Vice President of Marketing, Tim Mathews, and the professional fees that we will incur in connection with the filing of this Registration Statement with the Securities Exchange Commission under the Securities Act of 1933, as amended. We anticipate our ongoing operating expenses will also increase once we become a reporting company under the Securities Exchange Act of 1934, as amended.

As at December 31, 2008, we had liabilities of $923,338. These liabilities were a result of accounts payable of $240,700, due to related parties of $187,776, of which $67,500 is owed to Eric Sauve and $70,000 is owed to Aaron Charlton for accrued salaries, option payment: mineral property of $214,012, short term notes of $9,350, and convertible notes of $271,500.

Liquidity and Financial Resources, pages 24 and 25

Comment No. 9.

Combine these two identically captioned sections. In addition to reiterating information from your financial statements, provide a discussion and analysis of your liquidity, specifically your ability or inability to generate or raise sufficient cash to support operations during the twelve-month period following the date of the updated financials statement included in your next amendment.

Response to Comment No. 9.

The "Liquidity and Financial Resources" sections on page 25 have been combined and a discussion and analysis of the Company's liquidity has been incorporated as follows:

We had negative working capital of ($617,930) for the twelve month period ended December 31, 2008, compared to negative working capital of ($3,655) for the twelve month period ended December 31, 2007. For the twelve month period ended December 31, 2008, net cash used in operating activities was ($541,779), as compared to the twelve month period ended December 31, 2007 of ($267,052). For the twelve month period ended December 31, 2008, net cash used in investing activities was ($12,945), as compared to ($68,525) of net cash used in investing activities in the twelve month period ended December 31, 2007. For the twelve month period ended December 31, 2008, financing activities provided $465,386 as a result of the issuance of our common stock, short term notes and convertible notes and the twelve month period ended December 30, 2007, financing activities provided $426,450 as a result of the issuance of our common stock. Net cash decreased by ($89,338) for the twelve month period ended December 31, 2008 as compared to an increase of $90,873 for the twelve month period ended December 31, 2007. At year end, December 31, 2008, we had cash of $1,535.

From the date of our incorporation of March 15, 2007 through December 31, 2008, we have raised an aggregate of $624,622 in cash through the issuance of 21,450,195 common shares, $9,350 in cash through the issuance of short term notes, and $271,500 in the issuance of convertible notes.

The Company, through its Officers' and Consultants' relationships with friends, family members and close business associates, intends to correct any deficiency in working capital through the sale of its common equity to investors and non-convertible debt instruments in order to fund its development in 2009. The Company believes it has identified sufficient funding for its growth from these sources.

Garnet History, page 40

Comment No. 10.

We note your response to prior comment 10. In this section, provide a brief description of the relationships between your related parties and the companies that have conducted mineral explorations on the Garnet mining claims, such as the description provided in footnote 3 on page F-12.

Response to Comment No. 10.

The following section has been inserted on page 44 of the Amended Form S-1 in order to address related party relationships with previous owners and operators of the mineral property.

Garnet Historical Owners and Operators

The historical owners of the Garnet mineral property were: Pegasus Gold Corp., which was a mid size gold producing Company in the 1980's and mid 1990's that optioned the Garnet Property from Garnet Mining Inc. and Cordoba Corporation, which were owned and controlled by Aaron Charlton, between 1989 and 1993. Pegasus Gold Corporation is not affiliated with GHC or Commonwealth Resources, L.L.C. Trans-Global Resources, N.L., which was an exploration company listed on the ASX and NASDAQ had a 56% interest in the Garnet Property from 1991 to 1993. Mr. Aaron Charlton, a related party to GHC, was the Chairman of Trans-Global Resources, N.L. Western Energy Corporation, a mining exploration subsidiary of the Montana based power utility, Montana Power Company, conducted exploration of the Garnet Property from 1987 to 1989. American Mining Corporation owned and conducted exploration on the Garnet property between 1966 and 1971. The President of the American Mining Corporation was James Charlton, the deceased father of Aaron Charlton and Kim Charlton-Benson. Anaconda Corporation was a major mining company that explored the Garnet Property in the 1960's. Each of the above mentioned companies compiled geological data from exploration on the Garnet Project. This data is being used by GHC to confirm drilling targets. None of the above mentioned companies has any current relationship, claim or affiliation to the Garnet Project, Grant Hartford Corporation, or Commonwealth Resources, L.L.C. None of the above Companies have any current relationships or affiliations with related parties to the Company, with the exception of Aaron Charlton who was formerly the Chairman of Trans-Global Resources, N.L., Garnet Mining, Inc. and Cordoba Corporation and who is the son of James Charlton, the former President of American Mining Corporation.

Executive Compensation, 62

Comment No. 11.

It appears that Mr. Charlton is an NEO of your company under Item 402(m)(2). As such, include disclosure of his compensation in your tables or explain why this is not required.

Response to Comment No. 11.

The following information has been added to the Summary Compensation Table located on page 67 of the Amended Form S-1.

Name and Principal Position	Year	Salary	Nonqualified Deferred Compensaton Earnings	All Other Compensation	Total
Aaron Charlton, Senior Consultant	2008	$62,500	$67,500	0	$130,000

Financial Statements

General

Comment No. 12.

Please update your financial statements to comply with Rule 8-08 of Regulation S-X.

Response Comment No. 12.

The financial statements have been revised to comply with Rule 8-08 of Regulation S-X.

Comment No. 13.

Please obtain and file as an exhibit an updated consent from your auditor with each amendment to comply with Item 601(b)(23) of Regulation S-K.

Response to Comment No. 13.

Your requested consent is hereby attached as an exhibit to the amended Form S-1.

Comment No. 14.

Please remove the duplicate set of financial statements for 2007; retain the set of comparative financial statements that includes both 2008 and 2007.

Response to Comment No. 14.

We have removed the duplicate set of financial statements for 2007 and retained the set of comparative financial statements that include both 2008 and 2007.

Note 2 - Significant Accounting Policies, page F-9

Mineral Properties, page F-10

Comment No. 15.

We note your response to prior comment 39, including disclosure stating that you capitalize costs to "drill and equip exploratory sites" also clarifying that costs to conduct "exploration and assay work that does not find proven reserves" are expensed; although you also claim to be in the "development stage" since you are conducting drilling on a known gold reserve that has been determined to be economically feasible.

Please note that for accounting and reporting purposes, you would not be appropriately described as in the development stage until you have established proven and probable reserves as defined in Industry Guide 7. We are requesting additional information in other comments in this letter to better understand your position.

However, the accounting policy that you describe indicates that you are capitalizing exploration costs in advance of having established proven and probable reserves, placing such costs in suspense until the results of exploration are known. We do not believe this is an acceptable practice under U.S. generally accepted accounting principles because such costs would not meet the definition of development costs.

We reissue prior comment 39.

Response to Comment No. 15.

The financial statements have been revised in the Amended Form S-1, whereby significant account policy language reflects that the Company is currently in the exploration stage at the Garnet Property, pursuant to those definitions found in Industry Guide 7.

Note 3 - Mining Operations, page F-11

Comment No. 16.

We note your response to prior comment 40, expressing the view that some of the amounts to be paid under the Grant Hartford Option Agreement represent a liability. You acknowledge the characteristics of liabilities described in paragraph 36 of CON 6, and state "...the duly obligates the company leaving little or no discretion to avoid the future sacrifice." However, it appears that the payment provisions leading to the accounting upon which we have commented is covered in Article 3 of the agreement attached as exhibit 3.11 to the Form S-1/A that you filed on December 22, 2008. That agreement includes the following language under Article 5, governing termination:

"GHC may at any time let the Option and its rights under this Agreement lapse by giving notice of termination to Commonwealth or by not satisfying the requirements in Article 3, whereupon this Agreement, except as otherwise provided, will terminate."

This language seems to say that you may avoid future payments simply be electing to not make the payments that are otherwise prescribed under the earn-in provisions. While you may regard the prospect of making payments necessary to maintain your option as probable, your ability to avoid these payments by electing to terminate that agreement suggests that liability characterization is without adequate support.

Please advise us of any other aspect of this arrangement that you believe nullify the provisions in Article 5, if that is your view.

Please also explain why you disclose that $301,095 in option payments "have been paid" given the accrual on your balance sheet indicating these amounts have not been paid; and explain why you believe liability characterization for the amount mentioned above is appropriate but not for the other payments that are prescribed in Article 3.

Response to Comment No. 16.

We have reviewed the Option Agreement and concur that it is questionable as to whether an obligation of future payment would arise if the contract were terminated during the year. Therefore, we have adjusted our liability to only include the pro-rata amount due to date for use of the access and option, and not the amount remaining on the current year option payment. In doing so, we referred to Article 3 of the agreement which addresses earn-in requirements. In order to maintain the option, payment in full must be received upon the anniversary date. We also referred to Article 5 of the agreement which addresses termination. The option may be terminated by giving notice of termination or by not satisfying the requirements in Article 3. Finally, we referred to Article 12 of the agreement which addresses default and remedies. The article indicates that if any party could be considered in default, it is at the other party's option to give written notice of the default. It also refers to the fact that damages at law may not be an adequate remedy for a breach, the rights specified are not intended to limit damages, and it is the intention that the rights and obligations shall be enforceable in equity as well as at law or otherwise.

Our analysis is as follows: GHC has not given written notice of termination pursuant to Article 5. They have failed to make timely payments of the annual amount due pursuant to Article 3, but as of December 31, 2008 and to this current point in time, CWR has not given written notice as described in Article 12 that they consider the action to be in default of the agreement. We do have a letter stating that CWR does not find the unpaid balance on the option payment to be a breech of contract. In determining what would be considered an equitable remedy had GHC terminated the contract as of 12/31/08, it is our opinion that a pro-rata amount of the current year's payment should be paid to the date of termination. We believe this is the intention and desired result of Article 12, paragraph 2.

Note 7 - Equity, page F-17

Comment No. 17.

We note your response to prior comment 41, stating that the 19 million shares issued to Commonwealth Resources, L.L.C. were offered as an inducement for its granting you the option to purchase its Garnet Mining District mineral deeds. You further indicate that the $1 value assigned was arbitrary, although "other good and valuable consideration" was also exchanged. If there was no quoted market price at the time of negotiating this transaction, you would need to determine the fair value by other means. We believe that you will need to determine and assign fair value to the option that you acquired to comply with paragraph 7 of SFAS 123(R). Please also identify the amount and form of the other consideration to which you have referred in your response, and include details sufficient to understand how this has been reflected in your financial statements.

We expect that you will need to explain the relationship between the implied per share value associated with the option acquired to the other valuations apparent in your report, indicating common share prices ranging from $0.125 to $0.80 per share.

Response to Comment No. 17.     (provided supplementary)

In order to obtain the more readily determinable fair market value of the transaction whereby Grant Hartford Corporation obtained the 145 patented and unpatented mineral claims and Commonwealth Resources, L.L.C. received the 19,000,000 shares of Grant Hartford Corporations' no par value common stock, the Company has determined, as provided by SFAS 123(R) that "the fair value of the equity instruments issued in a share-based payment transaction with nonemployees is more reliably measurable than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued." The Company refers back to the Commission's prior Comment 41 where the Commission stated, "...you established common share prices ranging from $0.125 to $0.80 through private placements...which would appear to be indicative of the fair values of your shares on those dates." (emphasis added) Thus, the Company is adjusting the price per share for the 19,000,000 no par value shares of Grant Hartford Corporation's common stock that were issued pursuant to the Grant Hartford Option Agreement and the Amendments thereto, to be $0.125 per share, as established by the prior issuance of 280,000 shares of the Company's no par value common stock to two (2) accredited investors on March 23, 2008 through the Company's exempt offering. We have changed the valuation throughout the Amended Form S-1 and the related financial statements and have deleted any reference to the shares being valued at a total consideration of $1 and other good and valuable consideration in response to Comment 17.

Exhibit 5.1

Comment No. 18.

We note your response to prior comment 37 and reissue it. Please file a legality opinion that does not include this inappropriate disclaimer language.

Response to Comment No. 18.

The phrase "With the excerption of the foregoing, the opinion expressed herein may not be relied upon by any other person without my prior written consent," has been deleted. A new exhibit will be provided setting forth the deleted language.

Engineering Comments

Comment No. 19.

We note you response to prior comment 46, indicating that you added disclosure of reserve estimates rather than curtail use of terms, such as development, indicating that you have progressed beyond the exploration stage. Please note that mineral reserves may not be designated unless you are able to show compliance with the definitions in Industry Guide 7, which typically involves the following characteristics:

*

Competent professional engineers conduct a detailed engineering and economic study of the project, generally referred to as a "bankable" or "final" feasibility study, and this study demonstrates that a mineral deposit can be mined profitably at a commercial rate. If there has been material change in the economic environment, past studies should be updated to reflect current economic conditions.

*	A historic three-year average commodity price is used in any reserve or cash flow analysis used to designate reserves.
*

There is no uncertainty as to whether you will be able to obtain governmental permits necessary to mine the property, and the primary environmental impact studies have been filed with the appropriate governmental authorities.

In the event that you believe your reserve estimates meet these conditions please forward to our engineer as supplemental information and not as part of your filing, the information that establishes the legal, technical, and economic feasibility of your estimates designated as reserves, pursuant to paragraph 9c) of Industry Guide 7 and Rule 418 of Regulation C.

The information requested includes, but is not limited to the following:

*	Property and geologic maps
*	Description of your sampling and assaying procedures
*	Drill-hole maps showing drill intercepts
*	Representative geologic cross-sections and drill logs
*	Description and examples of your cut-off calculation procedures
*	Cutoff grades used for each category of your reserves and resources
*	Justifications for the drill hole spacing used to classify and segregate proven and probable reserves
*	A detailed description of your procedures for estimating reserves
*	Copies of any pertinent engineering or geological reports, and executive summaries of feasibility studies or mine plans which include the cash flow analyses
*	A detailed permitting and government approval schedule for the project, identifying the primary environmental or construction approval(s) required and your current status or location on that schedule.

To minimize the transfer of paper, please provide the requested information on a CD, formatted as Adobe PDF files and provide the name and phone number for a technical person our engineer may call if he has technical questions about your reserves.

If you wish to have this supplemental material returned, please make a written request with the letter of transmittal following the guidance in Rule 418(b) of Regulation C. It would be helpful to include pre-addressed shipping labels with any request of this nature.

If there are any questions concerning the above request, please phone Mr. George K. Schuler, Mining Engineer at (202) 551-3718.

Response to Comment No. 19.

Throughout the Amended Form S-1 any references to develop, development or production have been deleted and replaced with terminology such as explore or exploration in order to reflect that the Company is currently in the exploration stage at the Garnet Property, pursuant to those definitions found in Industry Guide 7.

Comment No. 20.

We note your response to prior comment 47 in which you identify various additions to the property disclosures in your filing. However, you include resource estimates and financial measurements associated with your preliminary economic assessment. These disclosures imply that the project is economically viable and that you have established reserves, which you have not. The guidance in Instruction 5 of Item 102 of Regulation S-K generally precludes disclosing estimates of mineralization other than proven and probable reserves, as defined in Industry Guide 7, as well as any estimated values. Please remove estimates that are not proven or probable reserves, and the financial information developed and/or derived from the possible development of your resources. This would include your operating cash flow, operating costs, net present value, and payback period.

Response to Comment No. 20.

Throughout the Amended Form S-1 references to resource estimates and financial measurements associated with the Company's preliminary economic assessment that imply that our project is economically viable and that the Company has established reserves have been deleted and replaced with terminology consistent to reflect that the Company is currently in the exploration stage at the Garnet Property, pursuant to those definitions found in Industry Guide 7 and in Instruction 5 to Item 102 of Regulation S-K.

Comment No. 21.

We note your response to prior comment 51 stating that you have obtained the consent of Thomas Peters and added this consent to your exhibit listing as Exhibit 10.38. However, it does not appear that you filed this exhibit. Further, numerous exhibits listed on pages 80 and 81 do not coincide with the exhibit tags you have designated in EDGAR, and do not comply with the exhibit numbering prescribed in Item 601 of Regulation S-K. Please revise all exhibit references and the corresponding EDGAR links as necessary to comply with this guidance. Please file the consent from Thomas Peters. The appropriate exhibit group for consents from experts and counsel is 23.

Response to Comment No. 21.

Your requested consent is hereby attached as an exhibit to the amended Form S-1. We have further revised all exhibit references and the corresponding EDGAR links and now comply with Item 601 of Regulation S-K.

Very truly yours,

/s/Raul N. Rodriguez, Esq.
Raul N. Rodriguez, Esq.